Leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Finance lease receivables	R$ 234,246	R$ 240,387
Current portion	(34,098)	(33,717)
Non-current portion	200,148	206,670
L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	170,080	174,014
Sublease Stores [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	R$ 64,166	R$ 66,373